Application of New and Revised International Financial Reporting Standards As Issued By The International Accounting Standards Board - Summary of Lease Liabilities and Operating Lease Commitments (Parenthetical) (Detail)
Jan. 01, 2019
Disclosure Of Operating Lease Commitments [Line Items]
Incremental borrowing rate	1.35%